OTHER INVESTMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
OTHER INVESTMENTS
Schedule of Other Investments
	As of
	March 31,	December 31,	December 31,
	2022	2022	2021
As of beginning of the year	$1,150,898	$749,027	$281,668
Addition during the year	13,646	511,706	515,840
Disposal during the year	-	-	(6,392)
Written off during the year	-	(1,776)	-
Fair value gain	37,399	(70,628)	(29,850)
Foreign exchange translation	(7,268)	(37,431)	(12,239)
As of end of the year	$1,194,675	$1,150,898	$749,027

The other investments consist of the following shares:

	As of
	March 31,	December 31,	December 31,
	2023	2022	2021
Investment in quoted shares:
Malaysia	689,531	659,970	590,788
Singapore	94,757	101,426	97,780
Hong Kong	410,387	389,502	58,584
	$1,194,675	$1,150,898	$747,152
Investment in unquoted shares:
Malaysia	-	-	1,875
	$1,194,675	$1,150,898	$749,027

	As of	As of
	December 31, 2022	December 31, 2021
As of beginning of the year	$749,027	$281,668
Acquisition of business under common control	-	-
Addition during the year	511,706	515,840
Disposal during the year	-	(6,392)
Written off during the year	(1,776)	-
Fair value gain	(70,628)	(29,850)
Foreign exchange translation	(37,431)	(12,239)
As of end of the year	$1,150,898	$749,027
	As of
	December 31,	December 31,
	2022	2021
Investment in quoted shares:
Malaysia	659,970	590,788
Singapore	101,426	97,780
Hong Kong	389,502	58,584
	$1,150,898	$747,152
Investment in unquoted shares:
Malaysia	-	1,875
	$1,150,898	$749,027